SHARE BASED COMPENSATION (Details) - USD ($)			12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012	Jul. 27, 2010	Sep. 27, 2007
Additional disclosures [Abstract]
Granted (in shares)	3,300,000		5,300,000	830,000	1,550,000
Granted (in dollars per share)			$ 0.15	$ 0.26	$ 0.64
Change in fair value			$ 0	$ 0
Proceeds received on exercise			0	0
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements			640,233
Previously Reported [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years	5 years
Restatement Adjustment [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Share options [Member]
Additional disclosures [Abstract]
Compensation cost			$ 348,916	$ 406,228	$ 783,118
Granted (in shares)			5,300,000	830,000	1,550,000
Granted (in dollars per share)				$ 0.26	$ 0.64
Options modification [Abstract]
Total incremental compensation cost	$ 233,996	$ 30,396				$ 774,932
Incremental compensation cost	58,499		$ 10,132	$ 10,132		444,373
Unrecognized incremental compensation costs	$ 116,998	$ 10,132				$ 330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)			$ 0.07	$ 0.10	$ 0.41
Period for recognition of unrecognized compensation costs			2 years 3 months 7 days
Share options [Member] | Previously Reported [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)			$ 0.11
Share options [Member] | Restatement Adjustment [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)			$ 0.15
Restricted Share Units [Member]
Additional disclosures [Abstract]
Total fair value of shares vested (in dollars)			$ 0	$ 39,200	$ 39,760
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares							12,500,000	7,500,000
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost			0	$ 32,842	$ 87,500
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements			$ 0